LOANS FROM THE CONTROLLING SHAREHOLDER	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LOANS FROM THE CONTROLLING SHAREHOLDER
NOTE 7 — LOANS FROM THE CONTROLLING SHAREHOLDER

Until December 31, 2017, the Company received loans from its Controlling Shareholder in the aggregated amount of $65,338, including loans received during the years ended December 31, 2016 and 2017 in the amounts of $20,000 and $28,000, respectively.

The loans were classified as a current liability and denominated in U.S. dollars, bear no interest and were backed by a promissory note. The promissory note was unsecured note, had no repayment date and was subject to acceleration in certain events of default.

On August 22, 2017, the Company amended the loan to automatically convert the principal amount into a number of the Company's ordinary shares in connection with an initial public offering. The number of ordinary shares to be issued upon the automatic conversion will be equal to the principal amount divided by the price per ordinary share paid by investors in the initial public offering. In January 2018, the Company completed an IPO on the NASDAQ Stock Market. Immediately prior to the closing of the IPO, the outstanding promissory note was automatically converted into 5,444,825 Ordinary shares of the Company based on the IPO price of $12 per ordinary share. See also note 8.